COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES

NOTE 11 — COMMITMENTS AND CONTINGENCIES

A.	The Company has entered into standby letters of credit agreements with banks and financial institutions relating to the guarantee of future performance on certain contracts. As of December 31, 2011, contingent liabilities on outstanding letter of credit agreements which expire after December 31, 2012 aggregated approximately $0.6 million. The letters of credit are secured by $0.6 million in deposits to cover any potential payments under the guarantees.

B.	The Company operates from leased facilities in Israel, the United States, United Kingdom, Germany, India and Australia, for periods expiring in the years 2012 through 2021. Minimum future rental payments, as of December 31, 2011 are as follows:

2012	$2,346
2013	2,230
2014	771
2015-2021	1,628
$6,975

Rent expense amounted to $2,244, $1,728 and $1,400 for the years ended December 31, 2011, 2010 and 2009, respectively. The Company has a lease for approximately 50,000 square feet of office space in Petach Tikva, Israel. The Company has a lease for office space in Burlington, Massachusetts for approximately 16,000 square feet.

C.	From time to time, the Company is involved in various routine legal proceedings incidental to the ordinary course of our business. The Company does not believe that the outcome of these pending legal proceeding will have a material adverse effect on the Company's business or consolidated financial condition.